Finance Income (Tables)	9 Months Ended
Sep. 30, 2023
Finance Income [Abstract]
Schedule of finance income

	Three months ended September 30,		Nine months ended September 30,
	2023	2022	2023	2022
	£’000	£’000	£’000	£’000
Bank interest income	4,436	2,148	12,213	2,660
	4,436	2,148	12,213	2,660